Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document type	8-K
Document period end date	Dec. 31, 2011
Amendment flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Current fiscal year end date	--12-31
Entity central index key	0001112412
Entity current reporting status	Yes
Entity filer category	Accelerated Filer
Entity registrant name	Endeavour International Corporation
Entity voluntary filers	No
Entity well known seasoned issuer	Yes
Entity Common Stock, Shares Outstanding	37,663,456
Entity Public Float	$ 515.2